3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Percentages Of Receivables)	Jun. 30, 2012	Dec. 31, 2011
Percentages Of Receivables
1	20.50%	12.90%
2	16.90%	26.20%
3	14.40%	18.30%
4	11.50%	13.30%
5		11.50%